Reverse Recapitalization	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization
Reverse Recapitalization
(9)	Reverse Recapitalization

Pursuant to the Business Combination Agreement, among other things, (i) GBTG acquired 100% voting interest and an approximately 13% equity interest in GBT JerseyCo, (ii) GBT JerseyCo became jointly-owned by GBTG and Continuing JerseyCo Owners and (iii) GBT JerseyCo serves as the operating partnership as part of an Up-C structure.

On December 2, 2021, concurrent with the execution of the Business Combination Agreement, GBTG also entered into subscription agreements with certain private investors (“PIPE Investors”), pursuant to which the PIPE Investors collectively agreed to subscribe for 33.5 million shares of the Company’s Class A common stock for an aggregate purchase price equal to $335 million (the “PIPE Investment”), including $2 million subscribed by entities related to APSG. The PIPE Investment was consummated concurrently with the closing of the Business Combination on May 27, 2022, generating proceeds of $323.5 million from the PIPE Investment. The gross proceeds received upon closing of the transaction was $365 million, which included $42 million of cash remaining, net of redemptions, from GBTG’s (formerly APSG) initial public offering.

The Business Combination was treated as a reverse recapitalization transaction, whereby GBT JerseyCo was considered the accounting acquirer in the transaction and the predecessor entity of GBTG and recognized the carrying value of the net assets of GBTG as an equity contribution with no incremental goodwill or intangible assets recognized.

In connection with the consummation of the Business Combination/immediately upon the Business Combination, the following occurred:

●	GBTG holds all of the A ordinary shares of GBT JerseyCo – which carry both voting and economic interest rights. The Continuing JerseyCo Owners hold all of the B ordinary shares of GBT JerseyCo – which carry no voting rights, but only economic rights.
●	The Continuing JerseyCo Owners hold Class B common stock in GBTG, in equal number as their shares in GBT JerseyCo, which carry nominal economic rights (limited to the right to receive up to the par value in the event of a liquidation, dissolution or winding up of GBTG) and full voting rights.
●	GBTG’s issued and outstanding Class A common stock, which is equal in number to the number of GBT JerseyCo’s A ordinary shares, is held by public and the PIPE Investors.
●	GBT JerseyCo MIP Options were converted into GBTG MIP Options and equity compensation plans, generally with no change in any terms and conditions of grant/vesting/exercise. In a separate transaction in January 2023, certain GBTG MIP Options were cancelled and/or exercised and new RSUs granted to the participants under an exchange offer (see note 29 – Subsequent Events).
●	The Continuing JerseyCo Owners and holders of GBT JerseyCo’s MIP Options were granted C ordinary shares of GBT JerseyCo that have no voting or economic interest and will be converted either to (i) GBTG’s Class B common stock and GBT JerseyCo’s B ordinary shares (for Continuing JerseyCo Owners) or (ii) GBTG’s Class A common stock (for GBT JerseyCo’s MIP Option holders) upon GBTG’s Class A common stock meeting certain price thresholds over a certain period of time. Further, certain of GBTG’s Class A common stock are subject to forfeitures and surrender/cancellations for no consideration if GBTG’s Class A common stock does not meet certain price thresholds over a certain period of time. All such shares are referred to as (“Earnout Shares”).
●	The outstanding warrants of APSG converted to those of GBTG on the same terms and conditions as existed prior to the closing of the Business Combination Agreement. In a separate transaction in October 2022, these warrants were exchanged for GBTG’s Class A common stock (see note 20 – Warrants).
●	All of the Business Combination transaction costs were paid out from the proceeds of the PIPE Investments or cash invested by GBTG in GBT JerseyCo or by GBT JerseyCo.
●	GBT JerseyCo repaid all of its outstanding amounts of preferred shares including dividends accrued thereon from the proceeds of the Business Combination.
●	GBTG, GBT JerseyCo and the Continuing JerseyCo Owners entered into an Exchange Agreement (the “Exchange Agreement”) which provides a right to the Continuing JerseyCo Owners to exchange their B ordinary shares in GBT JerseyCo for Class A common stock of GBTG on a one-for-one basis, with surrender and cancellation of Class B common stock held by them in GBTG. Alternatively, if approved by the “Exchange Committee” (comprising of disinterested and independent board of directors of GBTG), such B ordinary shares can be settled in cash. If the Exchange Committee elects to settle B ordinary shares in cash, the cash must be funded only through issuance of GBTG’s Class A common stock.

At the time of the closing of the Business Combination Agreement, there were 56,945,033 shares of Class A common stock and 394,448,481 shares of Class B common stock of GBTG that were outstanding. The number of shares of Class B common stock outstanding corresponded to the number of B ordinary shares held by Continuing JerseyCo Owners in GBT JerseyCo which represented the non-controlling ownership interests in the Company.

Concurrently with the Closing, the Company entered into certain other related agreements which are discussed further in note 23 – Stockholders’ Equity and note 27 – Related Party Transactions.